Derivatives and Fair Value Disclosures - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Derivative assets non-current	$ 1,858,677	$ 7,102,855
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	731,814	5,405,453
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative assets non-current	731,814	5,405,453
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	1,126,863	1,697,402
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative assets non-current	$ 1,126,863	$ 1,697,402